Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of Stock by Class [Table Text Block]
The shares of Series X Preferred stock were issued as follows:

	Type of		Share	Liability
Name	Liability	# shares	Value	Amount		Loss

Ronald Riewold, Director	Deferred Compensation	1,200	$41,675	$30,000		$(11,675)
Larry Diamond, Director and CEO	Deferred Compensation	2,000	$69,458	$50,000		$(19,458)
Julie R. Smith, Director, COO and President (c) (now ex-Officer and Director)	Deferred Compensation	2,000	$69,458	$50,000		$(19,458)
James Crone, ex-Officer and Director	Deferred Compensation	2,884	$100,158	$72,089		$(28,069)
Louis Deluca, ex-Officer and Director	Deferred Compensation	2,400	$83,350	$60,000		$(23,350)
Irish Italian Retirement Fund	Consulting services, notes payable (a)	12,503	$434,216	$312,572	(a)	$(121,644)
Frank Lightmas	Legal fees	3,240	$112,522	$81,000	(b)	$(31,522)
Total		26,227	$910,837	$655,661		$(255,176)

(a) Amount consists of accounts payable for consulting services of $174,813, and principal plus interest due on notes payable in the amount of $137,759.

(b) Amount consists of $71,279 in legal fees due and $9,721 in prepaid legal fees.

(c) Ms. Smith resigned effective July 1, 2020.